Investment in joint ventures and associates - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 15, 2020	Oct. 15, 2020	Jul. 23, 2020	Jul. 15, 2020	May 26, 2020	Dec. 31, 2020	Aug. 26, 2020
Disclosure of most significant investments in associates [Line Items]
Other cash payments to acquire interests in joint ventures				$ 13,750		$ 178,947
Bottom of range [member]
Disclosure of most significant investments in associates [Line Items]
Proportion of voting rights held in joint venture	13.001%
Play Digital SA and Argentine fintech [Member]
Disclosure of most significant investments in associates [Line Items]
Capital Units, Authorized					7,500,000
Par value per share					$ 1
Banco BBVA Argentina S A [Member]
Disclosure of most significant investments in associates [Line Items]
Capital Units, Authorized					2,500,000
Par value per share					$ 1
Proportion of voting rights held in joint venture					33.33%
Additional capital contribution							$ 27,250
Banco de Galicia y Buenos Aires SAU [Member]
Disclosure of most significant investments in associates [Line Items]
Capital Units, Authorized					2,500,000
Par value per share					$ 1
Proportion of voting rights held in joint venture					33.33%
Banco Santander Rio S A [Member]
Disclosure of most significant investments in associates [Line Items]
Capital Units, Authorized					2,500,000
Par value per share					$ 1
Proportion of voting rights held in joint venture					33.33%
Play Digital S A [Member]
Disclosure of most significant investments in associates [Line Items]
Investments accounted for using equity method						$ 74,396
Play Digital S A [Member] | Bottom of range [member]
Disclosure of most significant investments in associates [Line Items]
Proportion of voting rights held in joint venture		18.1585%	25.00%
Play Digital S A [Member] | Top of range [member]
Disclosure of most significant investments in associates [Line Items]
Proportion of voting rights held in joint venture		25.00%	33.00%